G1 Post-employment benefits	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
G1 Post-employment benefits

Post-employment benefits

Ericsson sponsors a number of post-employment benefit plans throughout the Company, which are in line with market practice in each country.
The Company has updated the assumptions used to value the defined benefit pension liabilities based on the latest market conditions. Financial assumption changes resulted in net actuarial gains on defined benefit obligations of SEK 0.9 billion although this was largely offset by changes in demographic assumptions and experience losses.
Swedish plans
Sweden has both defined benefit and defined contribution plans based on collective agreement between the parties in the Swedish labor market:
–
A defined benefit plan, known as ITP 2 (occupational pension for salaried employees in manufacturing industries and trade), complemented by a defined contribution plan, known as ITPK (supplementary retirement benefits). This is a final salary-based plan.

–	A defined contribution plan, known as ITP 1, for employees born in 1979 or later.
–
A defined contribution plan ITP 1 or alternative ITP, for employees earning more than 10 income base amount and who have opted out of the defined benefit plan ITP 2, where rules are set by the Company and approved by each employee selected to participate.

The Company has by far most of its Swedish pension liabilities under defined benefit plans which according to IAS 19 is funded to 59% (57%) by the assets of Ericsson Pensionsstiftelse (a Swedish Pension Foundation). These liabilities, if valued using different methodology and assumptions established by the Swedish PRI Pensionsgaranti, are considered funded to more than 100% by the assets of Ericsson Pensionsstiftelse. There are no funding requirements for the Swedish plans.
The disability and survivors’ pension part of the ITP-plan is secured through an insurance solution with the company Alecta, see section about Multi-employer plans.
The Company pays benefit directly to the pensioners as the obligations fall due. The responsibility for governance of the plans and the plan assets lies with the Company and the Pensionsstiftelse. The Swedish Pensionsstiftelse is managed on the basis of a capital preservation strategy and the risk profile is set accordingly. Traditional asset-liability matching (ALM) studies are undertaken on a regular basis to allocate within different asset classes.
The plans are exposed to various risks, e.g., a sudden decrease in the bond yields, which would lead to an increase in the plan liability. A sudden instability in the financial market might also lead to a decrease in fair value of plan assets held by the Pensionsstiftelse, as the holdings of plan assets partly are exposed to equity markets; however, this may be partly offset by higher values in fixed income holdings. Swedish plans are linked to inflation and higher inflation will most likely lead to a higher liability.
Multi-employer plans
As before, the Company has secured the disability and survivors’ pension part of the ITP Plan through an insurance solution with the insurance company Alecta. Although this part of the plan is classified as a multi-employer defined benefit plan, it is not possible to get sufficient information to apply defined benefit accounting, as for most of the accrued pension benefits in Alecta, information is missing on the allocation of earnings process between employers. Full vesting is instead registered on the last employer. Alecta is not able to calculate a breakdown of assets and provisions for each respective employer, and therefore, the disability and survivors’ pension portion of the ITP Plan has been accounted for as a defined contribution plan.
Alecta has a collective funding ratio which acts as a buffer for its insurance commitments to protect against fluctuations in investment return and insurance risks. Alecta’s collective funding ratio ranges from 125% to 175% and reflects the market value of Alecta’s plan assets as a percentage of its commitments to policy holders (both guaranteed and non-guaranteed), measured in accordance with Alecta’s actuarial assumptions, which are different from those in IAS 19. Alecta’s collective funding ratio was 158% (172%) as of December 31, 2023. The Company’s share of Alecta’s saving premiums is
 0.4% and the total share of active
members in Alecta is 2.1%. The expected contribution to the plan is SEK 95 million for 2024.
Contingent liabilities / Assets pledged as collateral
Contingent liabilities include the Company’s mutual responsibility as a credit insured company of PRI Pensionsgaranti in Sweden. This mutual responsibility can only be imposed in the instance that PRI Pensionsgaranti has consumed all of its assets, and it amounts to a maximum of 2% of the Company’s pension liability in Sweden. The Company has a pledged business mortgage of SEK 7.4 billion to PRI Pensionsgaranti at year end. PRI continuously measures the Company credit risk levels according to the credit insurance terms and conditions.
US plans
The Company operates both defined contribution and defined benefit pension plans in the US, which are a combination of final salary pension plans and contribution-based arrangements. The final salary pension plans provide benefits to members in the form of a guaranteed level of pension payable for life. The level of benefits provided depends on members’ length of service and their salary in the final years leading up to retirement. Retirees generally do not receive inflationary increases once in payment.
The other type of plan is a contribution-based pension plan, which provides a benefit determined using a “cash balance” approach. The balance is credited monthly with interest credits and contribution credits, based on a combination of current year salary and length of service.
The majority of benefit payments are from trustee-administered funds; however, there are also a number of unfunded plans where the Company meets the benefit payment obligation as it falls due. In the US, the Company’s policy is at least to meet or exceed the funding requirements of federal regulations. The funded level in the US Pension Plan is above the point at which minimum funding would be required for fiscal year 2023.
Plan assets held in trusts are governed by local regulations and practice, as is the nature of the relationship between the Company and the trustees (or equivalent) and their composition. Responsibility for governance of the plans, including investment decisions and contribution schedules, lies with the Plan Administrative Committee (PAC). The PAC is composed of representatives from the Company.
The Company’s plans are exposed to various risks associated with pension plans, i.e., a sudden decrease in bond yields would lead to an increase in the present value of the defined benefit obligation. A sudden instability in the financial markets might also lead to a decrease in the fair value of plan assets held by the trust. Pension benefits in the US are not linked to inflation; however, higher inflation poses the risk of increased final salaries being used to determine benefits for active employees. There is also a risk that the duration of payments to retirees will exceed the life expectancy in mortality tables.
UK plans
The Company operates both defined benefit and defined contribution plans in the UK. All defined benefit plans in the UK are closed to future pension accrual.
The defined benefit plans provide benefits to members in the form of a guaranteed level of pension payable for life. The level of benefits provided is defined by the Trust Deed & Rules and depends on members’ length of service and their salary. Pensions in payment are generally updated in line with the UK retail price index, subject to caps defined by the rules.
The plans’ assets are held in trusts and are invested in a diverse range of assets. The plans are governed by local regulations and responsibility for the governance of the plans lies with the Trustee Directors, who are appointed by the Company from its employees and from the plans’ members. Independent professional trustees sit on a number of the Boards.
The plans remain exposed to various risks associated with defined benefit plans, e.g. a decrease in bond yields or increase in inflation would lead to an increase in the present value of the defined benefit obligation. Alternatively, the duration of payments to retirees could exceed the life expectancy assumed in the current mortality tables leading to an increase in liabilities. A sudden instability in the financial markets might also lead to a decrease in the fair value of the plans’ assets.

The
Company’s

and Trustees’
aim
is to reduce the plans’ exposure to the key risks over time.
Other plans
The Company also sponsors plans in other countries. The main plans are in Brazil, India and Ireland. The main pension plans in Brazil are wholly funded with a net surplus of assets. The plan in Ireland is a final salary pension plan and is partly funded. The plans are managed by corporate trustees with directors appointed partly by the local company and partly by the plan members.
The trustees are independent from the local company and subject to the specific country’s pension laws.
The Provident Fund Plan in India is self-managed through a registered Exempted Trust and according to local legislation, investment returns shall be guaranteed at minimum rates of return specified by the government. The Company has an obligation to fund any shortfall on the yield of the trust’s investments over the administered interest rates on an annual basis. These administered rates are determined annually predominantly considering the social and economic factors in the past.

Amount recognized in the Consolidated balance sheet

Amount recognized in the Consolidated balance sheet
	Sweden	US	UK	Other	Total
2023
Defined benefit obligation (DBO)	50,043	5,073	10,595	19,824	85,535
Fair value of plan assets	29,627	4,815	12,410	15,741	62,593
Deficit/surplus (+/–)	20,416	258	–1,815	4,083	22,942
Plans with net surplus, excluding asset ceiling 1)	–	255	1,889	1,143	3,287
Provision for post-employment benefits 2)	20,416	513	74	5,226	26,229

2022
Defined benefit obligation (DBO)	50,441	5,365	9,866	18,019	83,691
Fair value of plan assets	28,521	5,111	11,999	14,849	60,480
Deficit/surplus (+/–)	21,920	254	–2,133	3,170	23,211
Plans with net surplus, excluding asset ceiling 1)	–	298	2,137	1,715	4,150
Provision for post-employment benefits 2)	21,920	552	4	4,885	27,361

1)	Plans with a net surplus, i.e., where plan assets exceed DBO, are reported as Other financial assets, non-current, see note F3 “Financial assets, non-current.”
The asset ceiling increased during the year to SEK 755 (584) million.
2)	Plans with net liabilities are reported in the balance sheet as Post-employment benefits, non-current.
Total pension cost recognized in the Consolidated income statement
The costs for post-employment benefits within the Company are distributed between defined contribution plans and defined benefit plans.

Pension costs for defined contribution plans and defined benefit plans
	Sweden	US	UK	Other	Total
2023
Pension cost for defined contribution plans	1,223	522	148	1,571	3,464
Pension cost for defined benefit plans 1)	2,013	67	–67	1,166	3,179
Total	3,236	589	81	2,737	6,643
Total pension cost expressed as a percentage of wages and salaries					7.8%

2022
Pension cost for defined contribution plans	1,192	542	128	1,209	3,071
Pension cost for defined benefit plans	2,144	160	–22	1,204	3,486
Total	3,336	702	106	2,413	6,557
Total pension cost expressed as a percentage of wages and salaries					8.9%

2021
Pension cost for defined contribution plans	1,199	460	138	1,084	2,881
Pension cost for defined benefit plans	1,920	97	–6	931	2,942
Total	3,119	557	132	2,015	5,823
Total pension cost expressed as a percentage of wages and salaries					9.3%

1)	For the UK plans, negative cost was due to interest income of SEK 626 million exceeding interest cost of SEK 514 million during the year.
Change in the net defined benefit obligation

Change in the net defined benefit obligation
	Present value of obligation 2023	1)	Fair value of plan assets 2023	Total 2023	Present value of obligation 2022	1)	Fair value of plan assets 2022	Total 2022
Opening balance	83,691		–60,480	23,211	113,543		–81,355	32,188
Included in the income statement 2)
Current service cost	2,291		–	2,291	2,772		–	2,772
Past service cost and gains and losses on settlements	179		–	179	311		–	311
Interest cost/income (+/–)	2,839		–2,371	468	1,716		–1,475	241
Taxes and administrative expenses	–		78	78	–		62	62
Other	108		–7	101	43		1	44
	5,417		–2,300	3,117	4,842		–1,412	3,430

Remeasurements
Return on plan assets excluding amounts in interest expense/income	–		–663	–663	–		14,135	14,135
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	267		–	267	1,118		–	1,118
Actuarial gains/losses (–/+) arising from changes in financial assumptions	–943		–	–943	–29,031		–	–29,031
Experience-based gains/losses (–/+)	347		–	347	3,236		–	3,236
	–329		–663	–992	–24,677		14,135	–10,542

Other changes
Translation difference	–179		110	–69	3,381		–3,297	84
Contributions and payments from:
Employers 3)	–1,737		–594	–2,331	–1,302		–652	–1,954
Plan participants	350		–342	8	334		–325	9
Payments from plans:
Benefit payments	–1,294		1,292	–2	–1,806		1,806	–
Settlements	–488		488	–	–10,759		10,755	–4
Other	104		–104	–	135		–135	–
Closing balance	85,535		–62,593	22,942	83,691		–60,480	23,211

1)	The weighted average duration of DBO is 16.8 (18.3) years.
2)	Excludes the impact of the asset ceiling of SEK 62 (55) million in 2023.
3)	The expected contribution to the plans during 2024 is SEK 2.3 billion.

Present value of the defined benefit obligation
	Sweden	US	UK	Other	Total
2023
DBO, closing balance	50,043	5,073	10,595	19,824	85,535
Of which partially or fully funded	50,043	4,560	10,595	16,702	81,900
Of which unfunded	–	513	–	3,122	3,635

2022
DBO, closing balance	50,441	5,365	9,866	18,019	83,691
Of which partially or fully funded	50,441	4,812	9,866	14,417	79,536
Of which unfunded	–	553	–	3,602	4,155

Asset allocation by asset type and geography 1)
	Sweden	US	UK	Other	Total	Of which unquoted	2)
2023
Cash and cash equivalents	271	181	681	133	1,266	22%
Equity securities	7,311	361	769	1,873	10,314	27%
Debt securities	14,335	3,591	5,681	9,285	32,892	21%
Real estate	5,461	–	–	544	6,005	100%
Investment funds	2,016	834	2,346	1,829	7,025	69%
Assets held by insurance company	–	–	2,437	1,679	4,116	100%
Other	233	–152	496	398	975	38%
Total	29,627	4,815	12,410	15,741	62,593
Of which real estate occupied by the Company	–	–	–	–	–
Of which securities issued by the Company	–	–	–	–	–

2022
Cash and cash equivalents	1,151	184	449	88	1,872	6%
Equity securities	6,803	419	1,113	2,791	11,126	50%
Debt securities	14,114	3,646	5,818	8,539	32,117	28%
Real estate	5,577	–	199	603	6,379	100%
Investment funds	917	789	2,417	578	4,701	74%
Assets held by insurance company	–	–	1,872	1,717	3,589	100%
Other	–41	73	131	533	696	15%
Total	28,521	5,111	11,999	14,849	60,480
Of which real estate occupied by the Company	–	–	–	–	–
Of which securities issued by the Company	–	–	–	–	–

1)	Asset class is presented based on the underlying exposure of the investment. This includes direct investment in securities or investment through pooled funds that invest in an asset class.
2)	Unquoted refers to assets classified as fair value level 2 and 3. Unquoted assets comprise mainly investments in pooled investment vehicles.
Actuarial assumptions

Financial and demographic actuarial assumptions
	2023			2022
	Sweden	US	UK	Sweden	US	UK
Financial assumptions
Discount rate	2.1%	5.0%	4.8%	2.0%	5.4%	4.9%
Inflation rate	2.0%	2.5%	3.0%	2.3%	2.5%	3.1%
Salary increase rate	2.5%	4.0%	–	2.8%	3.0%	–
Demographic assumptions
Life expectancy after age 65 in years	23	23	23	23	22	23

Actuarial assumptions are assessed on a quarterly basis. See also note A1 “Material accounting policies” and note A2 “Critical accounting estimates and judgments.”
Sweden
The defined benefit obligation (DBO) has been calculated using a discount rate based on the yields of Swedish government bonds. IAS 19 Employee Benefits prescribes that if there is not a deep market in high-quality corporate bonds, the market yields on government bonds shall be applied for the pension liability calculation. As of December 31, 2023, the discount rate applied in Sweden was 2.1% (2.0%). If the discount rate had been based on Swedish covered mortgage bonds, the discount rate as of December 31, 2023 would have been 3.5% (3.9%). If the discount rate based on Swedish covered mortgage bonds had been applied for the pension liability calculation, the DBO at December 31, 2023 would have been approximately SEK 12.1 (16.5) billion lower.
US and UK
The defined benefit obligation has been calculated using a discount rate based on yields of high-quality corporate bonds, where “high-quality” has been defined as a rating of AA and above.

Total remeasurements in Other comprehensive income related to post-employment benefits
	2023	2022
Actuarial gains and losses (+/–)	538	8,943
The effect of asset ceiling	–87	127
Swedish special payroll taxes	454	1,599
Total	905	10,669

Sensitivity analysis of significant actuarial assumptions, SEK billion
	2023
Impact on the DBO of a change in assumptions	Sweden	US	UK
Financial assumptions
Discount rate –0.5%	5.2	0.3	0.8
Discount rate +0.5%	–4.6	–0.2	–0.7
Inflation rate –0.5%	–4.4	–	–0.1
Inflation rate +0.5%	4.9	–	0.6
Salary increase rate –0.5%	–1.4	–	–
Salary increase rate +0.5%	1.5	–	–
Demographic assumptions
Longevity – 1 year	–2.1	–0.1	–0.3
Longevity + 1 year	2.1	0.1	0.3